Cash, Cash Equivalents and Restricted Cash - Schedule of Cash, Cash Equivalents and Restricted Cash (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Cash, Cash Equivalents and Restricted Cash [Line Items]
Cash and cash equivalents	$ 5,681,657	$ 466,500	$ 2,022,276
Restricted cash (Current)	6,023,933	5,838,508	5,029,650
Restricted cash (Non-current)	333,657	318,527	35,919
Total Cash, cash equivalents and restricted cash	12,039,247	6,623,535	7,087,845
Lien Against Overdraft Facility [Member]
Schedule of Cash, Cash Equivalents and Restricted Cash [Line Items]
Fixed Deposit	5,964,640	5,768,396	4,962,515
Lien Against Letter of Credit [Member]
Schedule of Cash, Cash Equivalents and Restricted Cash [Line Items]
Fixed Deposit		24,757	24,041
Lien Against Bank Guarantee [Member]
Schedule of Cash, Cash Equivalents and Restricted Cash [Line Items]
Fixed Deposit	43,674	45,355	43,094
Fixed Deposit	333,657	302,307	19,233
Lien against Credit card facility [Member]
Schedule of Cash, Cash Equivalents and Restricted Cash [Line Items]
Fixed Deposit	15,619
Fixed Deposit		$ 16,220	$ 16,686